Taxes - Provision by Geographic Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Total continuing operations provision for income taxes	$ 2,619	$ 5,642	$ 449
U.S.
Taxes
Total continuing operations provision for income taxes	1,199	2,923	38
Non-U.S.
Taxes
Total continuing operations provision for income taxes	$ 1,420	$ 2,719	$ 411